Warrants	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Statement [Line Items]
Warrants

Note 7. Warrants

Kreos Rollover Warrants

Legacy MariaDB entered into a €4 million loan facility agreement with Kreos Capital IV (“Kreos”), which was repaid in full. In connection with the Kreos loan facility, Legacy MariaDB issued a total of 835,185 warrants entitling subscription for Series B Preferred Shares (“Kreos Rollover Warrants”). Each of those warrants entitled the holder to subscribe for one Series B Preferred Share at a subscription price of €0.5220 per share. In connection with the closing of the Business Combination on December 16, 2022, the warrants issued in connection with the Kreos loan facility agreement were rolled over to an amended and restated warrant agreement entered into on September 8, 2022, pursuant to which the Company assumed all rights and obligations from Legacy MariaDB. The warrants were also amended to adjust the number of Ordinary Shares issuable on exercise of the warrants and the exercise price in proportion to the Exchange Ratio. As a result of these adjustments, the Kreos Rollover Warrants became exercisable for a total of 190,559 Ordinary Shares and are exercisable at a price per share of €2.288. The warrant holder may exercise the warrant by either paying cash equal to the exercise price or in a cashless manner as described in the warrant agreement. As of March 31, 2023, Kreos Rollover Warrants exercisable for 190,559 Ordinary Shares remained outstanding.

2020 Series C Warrants

In June 2020, Legacy MariaDB entered into an investment agreement with several investors to issue Series C Preferred Shares. In addition to the issuance of 3,445,912 shares of Series C Preferred Shares, Legacy MariaDB issued a total of 3,445,912 warrants entitling subscription of Series C Preferred Shares (“2020 Series C Warrants”). Each warrant entitled the holder to purchase one Series C Preferred Share at a subscription price of €1.1859. As of September 30, 2022, 587,769 warrants had been exercised and 2,858,143 remained outstanding. In connection with the Business Combination, the holders of these warrants were given the opportunity to exercise their warrants to subscribe for Series C Preferred Shares, on a one-for-one basis. Prior to the completion of the Business Combination 2,365,078 of these warrants were exercised and 493,065 were not exercised. The subscription rights under the warrant agreements for all unexercised warrants terminated as of the date of the Business Combination.

2017 Series C Warrants

In April 2017, Legacy MariaDB entered into a €25 million maximum loan facility with European Investment Bank (“EIB”), including the issuance of a capital loan tranche of €10 million. In October 2019, Legacy MariaDB entered into a €15 million term loan tranche with EIB. In connection with the capital loan tranche, Legacy MariaDB issued a total of 5,326,623 warrants entitling subscription of Series C Preferred Shares (“2017 Series C Warrants”). Each warrant entitled the holder to subscribe for one Series C Preferred Share at a subscription price of €0.01. These warrants provided for a put option that the holder of the warrants could exercise beginning 30 days prior to the maturity of the capital loan to purchase a variable number of shares at fair value for an amount up to €8 million.

On August 8, 2022, Legacy MariaDB received written notice from EIB exercising its put option on their 2017 Series C Warrants and requiring Legacy MariaDB to repurchase 5,000,194 warrants entitling subscription of Series C Preferred Shares, at the maximum purchase price of €8 million. Legacy MariaDB repurchased the warrants within 30 days after receipt of the notice from EIB.

On August 17, 2022, a definitive agreement was entered into with EIB to repurchase for cash the remaining incremental 2017 Series C Warrants for 326,429 shares prior to the completion of the Business Combination or shortly thereafter, at a settlement price to be determined pursuant to the Finnish Companies Act, if EIB elected not to exercise their warrants for Series C Preferred Shares prior to the completion of the Business Combination. The remaining 326,429 option rights were redeemed on the completion of the Business Combination at a redemption price of €1.19 per option for a total of €0.4 million.

Public and Private Warrants

As a result of the Business Combination, the Company is deemed to have assumed 7,310,297 warrants for Ordinary Shares that were held by Angel Pond Partners LLC, APHC’s sponsor (the “Sponsor”) at an exercise price of $11.50 (the “Private Warrants”) and 8,850,458 warrants for Ordinary Shares held by APHC’s shareholders at an exercise price of $11.50 (the “Public Warrants”, and together with the Private Warrants, the “Public and Private Warrants”). In accordance with the warrant agreements, the Public and Private Warrants expire five years after the completion of the Business Combination.

Public and Private Warrant Terms

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants.

Once the Public Warrants became exercisable, the Company became able to redeem the Public Warrants for redemption:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder and
●	if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

or

●	in whole and not in part;
●	at a price of $0.10 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table in “Warrants- Redemption of warrants when the price per Ordinary Share equals or exceeds $10.00” based on the redemption date and the “fair market value” of the Ordinary Shares;
●	if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and
●	provided that the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants if the reported last sale price of the Ordinary Shares is less than $18.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing no earlier than the date the warrants become exercisable and ending on the third business day before the date on which the Company sends the notice of redemption to the warrant holders.

The Company may not exercise its redemption right if the issuance of Ordinary Shares upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or the Company is unable to effect such registration or qualification.

The exercise price and number of Ordinary Shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of Ordinary Shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and Ordinary Shares issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable on a cashless basis and non-redeemable so long as they are held by the initial purchasers or their permitted transferees (except when the price per Ordinary Share equals or exceeds $10.00). If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

These warrants expire between May 2026 and December 2027 if expiration is not accelerated as set out in the terms and conditions of the warrants.

Warrant information in the below table is presented as having been converted by the Exchange Ratio as of September 30, 2022.

			Warrants Outstanding		Fair Value

	Number of	Purchase price
Warrants	warrants issued	per share	March 31, 2023	September 30, 2022	March 31, 2023	September 30, 2022

					(in thousands)
Kreos Rollover Warrant	190,559	€2.28	190,559	190,559	$48	$478
Series C – 2017	1,215,345	€0.04	—	74,479	—	335
Series C – 2020	786,234	€5.22	—	652,126	—	936
Public Warrants	8,850,458	$11.50	8,850,458	—	2,120	—
Private Warrants	7,310,297	$11.50	7,310,297	—	1,751	—
	18,352,893		16,351,314	917,164	$3,919	$1,749

The following tables present the changes in the fair values of warrant liabilities:

Warrant
liabilities
(in thousands)
September 30, 2022	$1,749
Change in fair value	(1,731)
Warrants assumed in the Business Combination	7,111
Settlement of 2017 Series C Warrants put option	(427)
Exercised	(649)
Foreign currency translation	182
December 31, 2022	6,235
Change in fair value	(2,297)
Foreign currency translation	(19)
March 31, 2023	$3,919

Warrant
liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	120
Foreign currency translation	(116)
December 31, 2021	5,307
Change in fair value	(162)
Contingent put option	4,787
Exercised	(101)
Foreign currency translation	(103)
March 31, 2022	$9,728

Fair values of the Public and Private Warrants were determined using publicly traded warrant prices. Fair values of the remaining warrants and option rights were determined using the Black-Scholes option-pricing model with the following input assumptions:

	Six Months Ended March 31,
	2023	2022
Expected volatility range (weighted average)	47.79%	46.97% to 48.00% (46.99%)
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	3.80%	0.52% to 2.33% (0.54%)
Expected term range (weighted average)	3.13 years	3.22 years to 10.23 years (9.82 years)

Assumptions were weighted by the relative fair value of the instruments. An increase in the expected volatility, risk-free interest rates, and expected term would result in an increase to the estimated value of the warrants while an increase in the dividend yield would result in a decrease to the estimated value of the warrants.

Mariadb Corporation Ab
Statement [Line Items]
Warrants

Note 7. Warrants

The Company entered into a €4 million loan facility agreement with Kreos Capital IV (“Kreos”), which has been repaid in full. In connection with the Kreos loan facility, the Company has issued a total of 835,185 warrants entitling subscription of the Company’s Series B Preferred Shares. Each warrant entitles the holder to subscribe for one Series B Preferred Share at a subscription price of €0.5220 per share. In connection with the closing of the Business Combination on December 16, 2022, the warrants issued in connection with the Kreos loan facility agreement were rolled over to an amended and restated warrant agreement entered into on September 8, 2022 between the Combined Company and Kreos, pursuant to which the Combined Company assumed all rights and obligations from MariaDB. The warrants were also amended to adjust the number of ordinary shares issuable on exercise of the warrants and the exercise price in proportion to the Exchange Ratio (as defined in the Merger Agreement as Aggregate Share Consideration divided by the Diluted Share Amount). As a result of these adjustments, the Kreos warrants are exercisable for a total of 190,559 ordinary shares of the Combined Company and are exercisable at a price per share of €2.29.

In June 2020, the Company entered into an investment agreement with several investors to issue Series C Preferred Shares. In addition to the issuance of 3,445,912 shares of Series C Preferred Shares, the Company issued a total of 3,445,912 warrants entitling subscription of the Company’s Series C Preferred Shares (“2020 Series C Warrants”). Each warrant entitles the holder to purchase one

Series C Preferred Share at a subscription price of €1.1859. As of September 30, 2022, 587,769 warrants have been exercised and 2,858,143 remain outstanding. In connection with the Business Combination, the holders of these warrants will be given the opportunity to exercise their warrants to subscribe to Series C Preferred Shares, on a one-for-one basis. To the extent such warrants are not exercised, the subscription rights under the warrant agreements will terminate prior to the Business Combination. Refer to Note 19 for additional information for exercises subject to September 30, 2022.

In April 2017, the Company entered into a €25 million maximum loan facility with European Investment Bank (“EIB”), including the issuance of a capital loan tranche of €10 million. In October 2019, the Company entered into a €15 million term loan tranche with EIB. In connection with the capital loan tranche, the Company has issued a total of 5,326,623 warrants entitling subscription of the Company’s Series C Preferred Shares (“2017 Series C Warrants”). Each warrant entitles the holder to subscribe for one Series C Preferred Share at a subscription price of €0.01. The warrants provide for a put option that the holder of the warrants may exercise beginning 30 days prior to the maturity of the capital loan to purchase a variable number of shares at fair value for an amount up to €8 million.

On August 8, 2022, the Company received written notice from EIB exercising its put option on their 2017 Series C Warrants and requiring the Company to repurchase 5,000,194 warrants entitling subscription of the Company’s Series C Preferred Shares, at the maximum purchase price of €8 million. The Company repurchased the warrants within 30 days after receipt of the notice from EIB.

On August 17, 2022, a definitive agreement was entered into with EIB to repurchase for cash the remaining incremental 2017 Series C Warrants for 326,429 shares prior to the Business Combination or shortly thereafter, at a settlement price to be determined pursuant to the Finnish Companies Act, if EIB elects not to exercise their warrants for Series C Preferred Shares prior to the Business Combination. The estimated fair value associated with the warrants held by the EIB are included within the warrant liabilities as of September 30, 2022 and 2021. Refer to Note 19 for additional information on agreement reached with EIB subsequent to September 30, 2022.

These warrants expire between June 2025 and April 2032 if expiration is not accelerated as set out in the terms and conditions of the warrants. Refer to Note 2 for the policy on warrant accounting.

			Warrants Outstanding		Fair Value
		Purchase
	Number of	price per
	warrants	share in	September 30,	September 30,	September 30,	September 30,
Warrants	issued	EUR	2022	2021	2022	2021

					(in thousands)
Series B	835,185	€0.52	835,185	835,185	$478	$65
Series C – 2017	5,326,623	€0.01	326,429	5,326,623	335	4,546
Series C – 2020	3,445,912	€1.19	2,858,143	3,445,912	936	692
	9,607,720		4,019,757	9,607,720	$1,749	$5,303

The following tables present the rollforward of the fair values for warrant liabilities classified by the Company within Level 3 of the fair value hierarchy defined above, measured using significant unobservable inputs:

Warrant
liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	5,712
Settlement of put option	(7,749)
Exercised	(101)
Foreign currency translation	(1,416)
September 30, 2022	$1,749

Warrant
liabilities
(in thousands)
September 30, 2020	$9,017
Change in fair value	(3,626)
Foreign currency translation	(88)
September 30, 2021	$5,303

Fair values of warrants and option rights were determined using the Black-Scholes option-pricing model with the following input assumptions:

	Year Ended September 30,
	2022	2021
Expected volatility range (weighted average)	40.25% to 48.99% (46.71)%	35.54% to 50.00% (37.51)%
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	3.85% to 4.24% (4.15)%	0.53% to 1.00% (0.94)%
Expected term range (weighted average)	3.03 years to 9.83 years (4.56 years)	3.83 years to 10.72 years (9.75 years)

Assumptions were weighted by the relative fair value of the instruments. An increase in the expected volatility, risk-free interest rates, and expected term would result in an increase to the estimated value of the warrants while an increase in the dividend yield would result in a decrease to the estimated value of the warrants.